Subsequent Events	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsequent Events
(27) Subsequent Events
No events occurred between the reporting date (Dec. 31, 2021) and the date the consolidated financial statements were authorized for the issue by the Management Board (Mar. 24, 2022) which could materially affect the presentation of the financial performance and position of the group.